Consolidated Balance Sheets	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 212,769,706	$ 32,608,386	¥ 24,722,917
Short-term investments			20,005,217
Accounts receivable, net			1,251,480
Amounts due from related parties			12,754,388
Inventories	1,632,937	250,259	1,169,405
Prepayments and other current assets	2,419,252	370,766	436,192
Total current assets	216,821,895	33,229,411	60,339,599
Non-current assets:
Property and equipment, net	205,449,412	31,486,500	204,193,521
Land use rights	37,720,475	5,780,916	38,667,172
Intangible assets	11,667	1,788	16,667
Other non-current assets			60,724
Total non-current assets	243,181,554	37,269,204	242,938,084
Total assets	460,003,449	70,498,615	303,277,683
Current liabilities
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 83,600,000 and RMB 39,695,606 as of December 31, 2019 and 2020, respectively)	39,695,606	6,083,618	83,600,000
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 9,261,689 and RMB 2,926,034 as of December 31, 2019 and 2020, respectively)	8,950,774	1,371,766	9,261,689
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 17,729,391 and RMB 18,169,451 as of December 31, 2019 and 2020, respectively)	18,336,431	2,810,181	17,729,391
Salary and welfare payable (including salary and welfare payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 13,318,001 and RMB 17,341,838 as of December 31, 2019 and 2020, respectively)	17,391,394	2,665,348	13,318,001
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 719,400 and RMB 719,400 as of December 31, 2019 and 2020, respectively)	719,400	110,253	719,400
Taxes payable (including taxes payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 27,226 and RMB 276,919 as of December 31, 2019 and 2020, respectively)	309,173	47,383	27,226
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 5,763,399 and RMB 5,221,410 as of December 31, 2019 and 2020, respectively)	6,719,152	1,029,756	5,763,399
Total current liabilities	92,121,930	14,118,305	130,419,106
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 1,712,296 and RMB 412,593 as of December 31, 2019 and December 31, 2020)	412,593	63,233	1,712,296
Total non-current liabilities	412,593	63,233	1,712,296
Total liabilities	92,534,523	14,181,538	132,131,402
Commitments and contingencies
Shareholders' equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 50,000,000 and 66,667,000 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	45,198	6,927
Additional paid-in capital	181,849,003	27,869,579	11,200,000
Statutory reserves	58,217,195	8,922,175	50,807,520
Accumulated other comprehensive loss	(7,956,640)	(1,219,408)
Retained earnings	135,314,170	20,737,804	109,138,761
Total shareholders' equity	367,468,926	56,317,077	171,146,281
Total liabilities and shareholders' equity	¥ 460,003,449	$ 70,498,615	¥ 303,277,683